Financial Risk Management and Fair Values of Financial Instruments - Summary of Loss Rate Methodology (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Contract assets [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 568,259	$ 397,866
Loss allowance	$ (171)	$ (119)
Accounts receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 6,044,387	$ 5,011,644
Loss allowance	$ (1,813)	$ (1,490)
Other receivable including related parties [member]
Disclosure of detailed information about financial instruments [Line Items]
Expected loss rate	0.03%	0.03%
Total carrying amount	$ 72,556	$ 77,632
Loss allowance	$ (16)	$ (12)